Stock-Based Compensation - Additional Information (Detail) ₨ / shares in Units, ₨ in Millions, $ in Millions				12 Months Ended
	Jul. 21, 2016 INR (₨) shares	Oct. 20, 2015 shares	Aug. 08, 2015 shares	Mar. 31, 2017 INR (₨) ₨ / shares shares	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨) ₨ / shares shares	Mar. 31, 2015 INR (₨)	Jun. 30, 2010 INR (₨) shares	Jun. 30, 2007 INR (₨) shares	Jun. 30, 2005 INR (₨) shares	Jun. 30, 2003 INR (₨) shares	Jan. 31, 2000 INR (₨) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, intrinsic value of options exercised at grant date				₨ 140.7		₨ 66.7	₨ 122.1
Stock-based compensation, aggregate intrinsic value of options exercised at exercise date				26,951.4		11,005.5	9,662.4
Stock-based compensation, aggregate intrinsic value of options outstanding at grant date				28.9		169.6
Stock-based compensation, aggregate intrinsic value of options outstanding				49,546.3		30,648.5
Stock-based compensation, aggregate intrinsic value of options exercisable at grant date				28.9		169.6
Stock-based compensation, aggregate intrinsic value of options exercisable				34,213.2		20,334.8
Stock-based compensation, total stock compensation cost recognized under the plans				₨ 8,203.2	$ 126.5	₨ 12,593.8	₨ 9,138.8
Stock-based compensation, unvested options, outstanding | shares				35,842,300		78,973,300
Stock-based compensation, unvested options, weighted average exercise price | ₨ / shares				₨ 1,014.8		₨ 952.4
Stock-based compensation, unvested options, aggregate intrinsic value at grant date				₨ 0.0		₨ 0.0
Stock-based compensation, unvested options, aggregate intrinsic value as at end of period				15,333.0		10,313.7
Stock-based compensation, total estimated compensation cost to be recognized in future periods				₨ 3,333.8		₨ 11,752.8
Employees Stock Option Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, weighted average period of recognition of total compensation cost not yet recognized (in years)				6 months	6 months
Employees Stock Option Scheme | Plan ''A''
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance | shares												50,000,000
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved												₨ 100.0
Employees Stock Option Scheme | Plan ''B''
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance | shares											50,000,000
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved											₨ 100.0
Employees Stock Option Scheme | Plan ''C''
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance | shares										50,000,000
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved										₨ 100.0
Employees Stock Option Scheme | Plan ''D''
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance | shares									75,000,000
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved									₨ 150.0
Employees Stock Option Scheme | Plan "E"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance | shares								100,000,000
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved								₨ 200.0
Employees Stock Option Scheme | Plan "F"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance | shares	100,000,000
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved	₨ 200.0
Employees Stock Option Scheme | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, expiration				5 years	5 years
Employees' Stock Option Scheme, general discretionary vesting period				3 years	3 years
Employees Stock Option Scheme | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, general discretionary vesting period				1 year	1 year
Scheme XXV | Plan "F"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, options granted | shares			44,833,200
Scheme XXVI | Plan "F"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, options granted | shares		3,000